MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 1.6%
------------------------------------------------------------------------
    $ 1,250        Michigan Higher Education Facilities
                   Authority, (Creative Studies),
                   5.85%, 12/1/22                            $ 1,247,675
------------------------------------------------------------------------
                                                             $ 1,247,675
------------------------------------------------------------------------
Electric Utilities -- 0.7%
------------------------------------------------------------------------
    $   500        Michigan South Central Power Agency
                   Supply System, 6.75%, 11/1/10             $   511,790
------------------------------------------------------------------------
                                                             $   511,790
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.6%
------------------------------------------------------------------------
    $   250        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/02, 7.60%, 5/1/16                     $   279,570
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/04, 7.65%, 5/1/22                       1,471,616
        475        Detroit, Prerefunded to 4/1/05,
                   6.70%, 4/1/10                                 534,859
      3,500        Kent Hospital Finance Authority,
                   (Butterworth Health System), Prerefunded
                   to 1/15/06, (MBIA), 6.125%, 1/15/21         3,976,315
      1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20           1,137,500
------------------------------------------------------------------------
                                                             $ 7,399,860
------------------------------------------------------------------------
General Obligations -- 5.4%
------------------------------------------------------------------------
    $ 1,895        Detroit, 6.35%, 4/1/14                    $ 1,984,994
     11,140        Grand Rapids and Kent County, Joint
                   Building Authority, 0.00%, 12/1/30          2,170,740
------------------------------------------------------------------------
                                                             $ 4,155,734
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.4%
------------------------------------------------------------------------
    $ 1,090        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,063,240
------------------------------------------------------------------------
                                                             $ 1,063,240
------------------------------------------------------------------------
Hospital -- 12.1%
------------------------------------------------------------------------
    $   500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   502,975
      1,000        Dickinson County Health System,
                   5.80%, 11/1/24                                938,780
        985        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                     986,872
      2,000        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.25%, 10/1/27                              1,821,220
        230        Michigan Hospital Finance Authority,
                   (Henry Ford Continuing Care Corp.),
                   6.75%, 7/1/11                                 233,204
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
    $ 4,750        Michigan Hospital Finance Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                           $ 4,057,260
        750        Michigan Hospital Finance Authority,
                   (Sparrow Obligation Goup),
                   5.625%, 11/15/36                              742,163
------------------------------------------------------------------------
                                                             $ 9,282,474
------------------------------------------------------------------------
Industrial Development Revenue -- 5.7%
------------------------------------------------------------------------
    $ 2,000        Dickinson, EDC, (Champion
                   International), 5.85%, 10/1/18            $ 2,021,100
        796        Michigan Strategic Fund, (Crown Paper),
                   (AMT), 6.50%, 8/1/21(1)                       104,378
      2,200        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                      2,233,638
------------------------------------------------------------------------
                                                             $ 4,359,116
------------------------------------------------------------------------
Insured-Education -- 4.6%
------------------------------------------------------------------------
    $ 1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23(2)                         $   995,410
        500        Ferris State University, (AMBAC),
                   5.00%, 10/1/28                                491,935
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            2,015,580
------------------------------------------------------------------------
                                                             $ 3,502,925
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.4%
------------------------------------------------------------------------
    $   300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   369,486
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          2,059,560
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          976,660
------------------------------------------------------------------------
                                                             $ 3,405,706
------------------------------------------------------------------------
Insured-General Obligations -- 19.5%
------------------------------------------------------------------------
    $ 1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                             $   970,610
      1,005        Brighton School District, (AMBAC),
                   0.00%, 5/1/18                                 460,994
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29               987,570
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 385,352
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 930,354
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      3,016,080
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                              1,044,930
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                               1,268,913
        930        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 941,960
        350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(3)(4)                                  377,006

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
    $ 1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                    $ 1,019,490
      2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                              2,513,400
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                               1,017,820
------------------------------------------------------------------------
                                                             $14,934,479
------------------------------------------------------------------------
Insured-Housing -- 2.3%
------------------------------------------------------------------------
    $   500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   518,065
      1,250        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                       1,236,525
------------------------------------------------------------------------
                                                             $ 1,754,590
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.3%
------------------------------------------------------------------------
    $ 1,000        Wayne Charter County, (Airport
                   Hotel-Detroit Metropolitan Airport),
                   (MBIA), 5.00%, 12/1/30                    $   979,890
------------------------------------------------------------------------
                                                             $   979,890
------------------------------------------------------------------------
Insured-Transportation -- 3.0%
------------------------------------------------------------------------
    $   345        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(3)(4)                              $   414,217
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (MBIA), (AMT), Variable
                   Rate, 12/1/28(5)(3)                         1,883,460
------------------------------------------------------------------------
                                                             $ 2,297,677
------------------------------------------------------------------------
Insured-Water and Sewer -- 14.4%
------------------------------------------------------------------------
    $ 5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 4,991,150
      4,100        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       3,849,490
      2,165        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                              2,194,119
------------------------------------------------------------------------
                                                             $11,034,759
------------------------------------------------------------------------
Senior Living / Life Care -- 3.1%
------------------------------------------------------------------------
    $ 1,500        Kalamazoo EDC, (Friendship Village),
                   6.25%, 5/15/27                            $ 1,410,645
      1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                                 996,420
------------------------------------------------------------------------
                                                             $ 2,407,065
------------------------------------------------------------------------
Special Tax Revenue -- 7.3%
------------------------------------------------------------------------
    $ 3,300        Detroit, Convention Facility, (Cobo Hall
                   Expansion), 5.25%, 9/30/12                $ 3,375,504
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,492,914
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 740,900
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
    $    30        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21            $    30,733
------------------------------------------------------------------------
                                                             $ 5,640,051
------------------------------------------------------------------------
Transportation -- 1.9%
------------------------------------------------------------------------
    $ 1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(5)(3)               $ 1,430,685
------------------------------------------------------------------------
                                                             $ 1,430,685
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $69,021,697)                             $75,407,716
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $ 1,274,577
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $76,682,293
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 57.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.3% to 18.2% of total investments.

 (1)  Non-income producing security.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $66,336,587        $34,781,711          $137,157,478          $69,021,697
   Unrealized appreciation           3,324,641          1,413,418             8,266,594            6,386,019
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $69,661,228        $36,195,129          $145,424,072          $75,407,716
----------------------------------------------------------------------------------------------------------------
Cash                               $ 1,452,828        $ 1,799,311          $  2,911,497          $    58,476
Receivable for investments
   sold                                     --              5,067             1,264,800              616,193
Interest receivable                    563,654            413,514             1,667,240              866,806
Prepaid expenses                           252                105                   490                  271
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $71,677,962        $38,413,126          $151,268,099          $76,949,462
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $   997,500        $ 1,001,259          $         --          $        --
Payable for daily variation
   margin on open financial
   futures contracts                    45,000             47,500                97,500              140,000
Demand note payable                         --                 --                    --              100,000
Payable for when-issued
   securities                               --            837,900                    --                   --
Payable to affiliate for
   Trustees' fees                          160                 --                    --                   67
Accrued expenses                        26,716             23,962                33,812               27,102
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $ 1,069,376        $ 1,910,621          $    131,312          $   267,169
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $70,608,586        $36,502,505          $151,136,787          $76,682,293
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $67,477,679        $35,250,327          $143,233,602          $70,564,379
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  3,130,907          1,252,178             7,903,185            6,117,914
----------------------------------------------------------------------------------------------------------------
TOTAL                              $70,608,586        $36,502,505          $151,136,787          $76,682,293
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $48,668,786          $255,695,590           $211,382,290
   Unrealized appreciation            1,920,693            13,033,282              3,978,233
-------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $50,589,479          $268,728,872           $215,360,523
-------------------------------------------------------------------------------------------------
Cash                                $ 1,490,577          $  6,903,631           $    588,269
Receivable for investments
   sold                               1,700,000                    --              7,880,000
Interest receivable                     744,411             3,342,879              3,527,705
Prepaid expenses                            177                   901                    803
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $54,524,644          $278,976,283           $227,357,300
-------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $ 1,292,296          $         --           $         --
Payable for daily variation
   margin on open financial
   futures contracts                     87,500               337,500                135,000
Demand note payable                          --             8,600,000                     --
Payable for open swap
   contracts                             51,771                    --                     --
Payable for when-issued
   securities                         1,460,690             2,222,323                     --
Payable to affiliate for
   Trustees' fees                           675                    --                    415
Accrued expenses                         24,407                50,481                 43,157
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $ 2,917,339          $ 11,210,304           $    178,572
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $51,607,305          $267,765,979           $227,178,728
-------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $50,048,805          $255,775,279           $223,781,697
Net unrealized appreciation
   (computed on the basis of
   identified cost)                   1,558,500            11,990,700              3,397,031
-------------------------------------------------------------------------------------------------
TOTAL                               $51,607,305          $267,765,979           $227,178,728
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2002

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                           $4,054,296          $1,742,195           $8,050,741            $4,630,072
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $4,054,296          $1,742,195           $8,050,741            $4,630,072
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee             $  234,925          $   63,270           $  582,308            $  280,736
Trustees fees and expenses              7,635               1,334                6,539                 7,490
Legal and accounting services          19,938              23,027               27,488                20,659
Custodian fee                          36,162              27,466               92,317                36,955
Miscellaneous                          10,108               6,808               10,524                11,922
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  308,768          $  121,905           $  719,176            $  357,762
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $       --          $    4,736           $   29,883            $       --
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $       --          $    4,736           $   29,883            $       --
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  308,768          $  117,169           $  689,293            $  357,762
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $3,745,528          $1,625,026           $7,361,448            $4,272,310
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $   81,521          $  150,491           $  193,367            $   47,504
   Financial futures contracts       (195,568)            (59,935)            (129,183)             (358,620)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ (114,047)         $   90,556           $   64,184            $ (311,116)
----------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $  459,403          $  104,015           $  362,119            $  648,475
   Financial futures contracts        (82,465)           (154,069)            (332,924)             (248,385)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $  376,938          $  (50,054)          $   29,195            $  400,090
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $  262,891          $   40,502           $   93,379            $   88,974
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $4,008,419          $1,665,528           $7,454,827            $4,361,284
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2002

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest                            $3,033,198           $16,356,448            $15,051,307
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $3,033,198           $16,356,448            $15,051,307
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Investment adviser fee              $  141,692           $ 1,172,458            $ 1,038,154
Trustees fees and expenses               1,671                11,907                 15,860
Legal and accounting services           21,166                42,921                 39,607
Custodian fee                           29,976               122,246                121,313
Miscellaneous                            7,476                12,669                 12,007
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $  201,981           $ 1,362,201            $ 1,226,941
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $    8,220           $        --            $    28,108
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $    8,220           $        --            $    28,108
-------------------------------------------------------------------------------------------------

NET EXPENSES                        $  193,761           $ 1,362,201            $ 1,198,833
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $2,839,437           $14,994,247            $13,852,474
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $  528,500           $ 2,699,218            $(2,166,447)
   Financial futures contracts        (251,822)           (1,527,623)              (435,931)
   Interest rate swap
      contracts                        (51,525)             (400,615)                    --
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)            $  225,153           $   770,980            $(2,602,378)
-------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $ (690,963)          $(2,001,806)           $ 2,323,168
   Financial futures contracts        (129,156)              115,613               (241,904)
   Interest rate swap
      contracts                        (31,531)              101,199                     --
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $ (851,650)          $(1,784,994)           $ 2,081,264
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                             $ (626,497)          $(1,014,014)           $  (521,114)
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $2,212,940           $13,980,233            $13,331,360
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  3,745,528        $ 1,625,026          $  7,361,448          $  4,272,310
   Net realized gain (loss)              (114,047)            90,556                64,184              (311,116)
   Net change in unrealized
      appreciation (depreciation)         376,938            (50,054)               29,195               400,090
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  4,008,419        $ 1,665,528          $  7,454,827          $  4,361,284
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  8,838,235        $11,695,540          $ 23,944,160          $  6,100,461
   Withdrawals                        (14,165,350)        (7,654,517)          (19,261,517)          (14,881,576)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ (5,327,115)       $ 4,041,023          $  4,682,643          $ (8,781,115)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $ (1,318,696)       $ 5,706,551          $ 12,137,470          $ (4,419,831)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 70,608,586        $36,502,505          $151,136,787          $ 76,682,293
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 2,839,437          $ 14,994,247           $ 13,852,474
   Net realized gain (loss)                225,153               770,980             (2,602,378)
   Net change in unrealized
      appreciation (depreciation)         (851,650)           (1,784,994)             2,081,264
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 2,212,940          $ 13,980,233           $ 13,331,360
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 7,469,741          $ 30,201,001           $ 20,021,542
   Withdrawals                          (7,707,050)          (34,617,419)           (36,387,335)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $  (237,309)         $ (4,416,418)          $(16,365,793)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $ 1,975,631          $  9,563,815           $ (3,034,433)
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of year                   $49,631,674          $258,202,164           $230,213,161
----------------------------------------------------------------------------------------------------
AT END OF YEAR                         $51,607,305          $267,765,979           $227,178,728
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  4,129,558        $ 1,684,555          $  7,139,921          $  4,582,700
   Net realized gain (loss)                 (537,074)          (230,749)              524,962               327,238
   Net change in unrealized
      appreciation (depreciation)          1,923,334          1,975,751             7,149,005             4,371,267
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  5,515,818        $ 3,429,557          $ 14,813,888          $  9,281,205
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  7,553,699        $ 3,227,821          $ 12,795,330          $  2,707,718
   Withdrawals                           (14,766,238)        (6,481,101)          (21,746,556)          (16,463,267)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $ (7,212,539)       $(3,253,280)         $ (8,951,226)         $(13,755,549)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (1,696,721)       $   176,277          $  5,862,662          $ (4,474,344)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 73,624,003        $30,619,677          $133,136,655          $ 85,576,468
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 2,776,849          $ 14,442,600           $ 13,914,147
   Net realized gain (loss)                    13,444               330,960             (1,179,313)
   Net change in unrealized
      appreciation (depreciation)           1,737,249            13,925,141             10,219,855
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 4,527,542          $ 28,698,701           $ 22,954,689
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 4,560,785          $ 22,382,858           $ 14,459,362
   Withdrawals                             (8,304,541)          (41,278,912)           (44,893,053)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(3,743,756)         $(18,896,054)          $(30,433,691)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $   783,786          $  9,802,647           $ (7,479,002)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                      $48,847,888          $248,399,517           $237,692,163
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $49,631,674          $258,202,164           $230,213,161
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       ARIZONA PORTFOLIO
                                  ------------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  ------------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.44%        0.47%       0.52%       0.49%        0.50%
   Expenses after custodian
      fee reduction                    0.44%        0.45%       0.51%       0.48%        0.48%
   Net investment income               5.39%        5.73%       5.67%       5.21%        5.27%
Portfolio Turnover                       27%          26%         25%         38%          23%
----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        6.08%          --          --          --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $70,609      $71,927     $73,624     $94,333     $103,092
----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.39%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      COLORADO PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.41%        0.45%       0.39%       0.39%       0.40%
   Expenses after custodian
      fee reduction                    0.39%        0.41%       0.36%       0.35%       0.37%
   Net investment income               5.40%        5.47%       5.85%       5.36%       5.49%
Portfolio Turnover                       18%          18%         14%         33%         18%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.58%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $36,503      $30,796     $30,620     $37,874     $39,801
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.40%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       CONNECTICUT PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.50%         0.51%        0.50%        0.50%        0.51%
   Expenses after custodian
      fee reduction                    0.48%         0.48%        0.48%        0.48%        0.50%
   Net investment income               5.08%         5.31%        5.53%        5.15%        5.20%
Portfolio Turnover                       22%           14%          20%          18%           7%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.23%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $151,137      $138,999     $133,137     $157,894     $164,955
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.07% to 5.08%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MICHIGAN PORTFOLIO
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                    2002(1)        2001        2000        1999         1998
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.45%        0.48%       0.52%        0.49%        0.50%
   Expenses after custodian
      fee reduction                    0.45%        0.47%       0.52%        0.48%        0.48%
   Net investment income               5.41%        5.48%       5.67%        5.10%        5.19%
Portfolio Turnover                        7%           8%         30%          31%          26%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.65%          --          --           --           --
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $76,682      $81,102     $85,576     $109,463     $130,236
-----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.41%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MINNESOTA PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.41%        0.47%       0.45%       0.46%       0.47%
   Expenses after custodian
      fee reduction                    0.39%        0.42%       0.43%       0.44%       0.45%
   Net investment income               5.76%        5.65%       5.81%       5.28%       5.28%
Portfolio Turnover                       26%          17%         12%         19%         23%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        4.68%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $51,607      $49,632     $48,848     $60,393     $66,984
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.74% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       NEW JERSEY PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.52%         0.55%        0.54%        0.53%        0.54%
   Expenses after custodian
      fee reduction                    0.52%         0.54%        0.54%        0.52%        0.52%
   Net investment income               5.76%         5.76%        5.91%        5.39%        5.52%
Portfolio Turnover                       26%           20%          26%          32%          14%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.55%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $267,766      $258,202     $248,400     $309,333     $328,629
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.75% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      PENNSYLVANIA PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.54%         0.55%        0.58%        0.54%        0.54%
   Expenses after custodian
      fee reduction                    0.52%         0.51%        0.58%        0.50%        0.50%
   Net investment income               6.05%         5.97%        5.92%        5.49%        5.66%
Portfolio Turnover                       15%           15%          18%          27%          13%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.96%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $227,179      $230,213     $237,692     $314,873     $359,532
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective August 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to August 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of July 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    Arizona                                    $ 17,069      $ (17,069)
    Colorado                                     12,633        (12,633)
    Connecticut                                  60,856        (60,856)
    Michigan                                     30,533        (30,533)
    Minnesota                                    43,072        (43,072)
    New Jersey                                  144,757       (144,757)
    Pennsylvania                                138,526       (138,526)

   The effect of this change for the year ended July 31, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and increase (decrease) net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    PORTFOLIO                                     INCOME      GAIN (LOSS)    APPRECIATION
    --------------------------------------------------------------------------------------
    Arizona                                      $ 4,994        $(5,258)       $    264
    Colorado                                       4,763           (291)         (4,472)
    Connecticut                                   14,582         (2,335)        (12,247)
    Michigan                                      10,362         (1,148)         (9,214)
    Minnesota                                      8,576            270          (8,846)
    New Jersey                                    33,335         (4,894)        (28,441)
    Pennsylvania                                  18,525           (977)        (17,548)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-Issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are market-to-market daily and begin earning interest on settlement date.

 H Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    Arizona                                   $  234,925            0.34%
    Colorado                                      63,270            0.21%
    Connecticut                                  582,308            0.40%
    Michigan                                     280,736            0.36%
    Minnesota                                    141,692            0.29%
    New Jersey                                 1,172,458            0.45%
    Pennsylvania                               1,038,154            0.45%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.
3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2002 were as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 18,349,410
    Sales                                       20,938,349

    COLORADO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 10,529,230
    Sales                                        5,302,604
    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 38,204,400
    Sales                                       30,912,356
    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  5,050,181
    Sales                                       11,034,487

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 14,806,984
    Sales                                       12,645,088

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 77,033,603
    Sales                                       66,163,453

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 34,216,044
    Sales                                       44,433,318

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2002, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 66,320,936
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,041,536
    Gross unrealized depreciation               (2,701,244)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,340,292
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 34,765,004
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,896,605
    Gross unrealized depreciation                 (466,480)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,430,125
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $137,085,506
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,854,031
    Gross unrealized depreciation                 (515,465)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,338,566
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 68,998,417
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,359,617
    Gross unrealized depreciation                 (950,318)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,409,299
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 48,616,868
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,473,459
    Gross unrealized depreciation                 (500,848)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,972,611
    ------------------------------------------------------

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $255,616,534
    ------------------------------------------------------
    Gross unrealized appreciation             $ 18,892,218
    Gross unrealized depreciation               (5,779,880)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 13,112,338
    ------------------------------------------------------
    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $211,364,577
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,074,690
    Gross unrealized depreciation               (9,078,744)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,995,946
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2002, the Michigan Portfolio and the New Jersey Portfolio had balances outstanding pursuant to this line of credit of $100,000 and $8,600,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2002 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Arizona                         9/02        36 U.S. Treasury Bond     Short        $  (193,734)
    ------------------------------------------------------------------------------------------------
    Colorado                        9/02        38 U.S. Treasury Bond     Short           (161,240)
    ------------------------------------------------------------------------------------------------
    Connecticut                     9/02        78 U.S. Treasury Bond     Short           (363,409)
    ------------------------------------------------------------------------------------------------
    Michigan                        9/02        112 U.S. Treasury Bond    Short           (268,105)
    ------------------------------------------------------------------------------------------------
    Minnesota                       9/02        70 U.S. Treasury Bond     Short           (310,422)
    ------------------------------------------------------------------------------------------------
    New Jersey                      9/02        270 U.S. Treasury Bond    Short         (1,042,582)
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    9/02        108 U.S. Treasury Bond    Short           (581,202)

   At July 31, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At July 31, 2002, the Minnesota Portfolio has entered into an interest rate swap agreement with JP Morgan Chase Bank whereby the Portfolio makes bi-annual payments at a rate equal to 4.90% on the notional amount of $1,000,000. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates November 1, 2022, is recorded as a payable for open swap contracts of $51,771 on July 31, 2002.

EATON VANCE MUNICIPALS PORTFOLIOS

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO AND PENNSYLVANIA MUNICIPALS
PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio (the "Portfolios") as of July 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2002 and 2001 and supplementary data for each of the years in the five year period ended July 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio at July 31, 2002, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 30, 2002

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust, (the Trust), Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) are responsible for the overall management and supervision of the Funds' and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

         NAME,             POSITION(S)       TERM OF
        ADDRESS             WITH THE        OFFICE AND                                                NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH            PORTFOLIOS        SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
----------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Since 1998       President and Chief Executive Officer of                 174
DOB: 11/28/59                                              National Financial Partners (financial
                                                           services company) (since April 1999).
                                                           President and Chief Operating Officer of
                                                           John A. Levin & Co. (registered
                                                           investment advisor) (July 1997 to April
                                                           1999) and a Director of Baker,
                                                           Fentress & Company, which owns John A.
                                                           Levin & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested person
                                                           because of her affiliation with a
                                                           brokerage firm.
James B. Hawkes          Vice President   Since 1992       Chairman, President and Chief Executive                  179
DOB: 11/9/41             and Trustee                       Officer of BMR, EVM and their corporate
                                                           parent, Eaton Vance Corp. (EVC), and
                                                           corporate trustee, Eaton Vance, Inc.
                                                           (EV); Director of EV; Vice President and
                                                           Director of EVD. President or officer of
                                                           179 investment companies in the Eaton
                                                           Vance Fund Complex. Mr. Hawkes is an
                                                           interested person because of his
                                                           positions with BMR, EVM and EVC, which
                                                           are affiliates of the Trust.

         NAME,
        ADDRESS
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Jessica M. Bibliowicz                      None
DOB: 11/28/59
James B. Hawkes                      Director of EVC
DOB: 11/9/41

NONINTERESTED TRUSTEE(S)

         NAME,           POSITION(S)     TERM OF
        ADDRESS           WITH THE      OFFICE AND                                                NUMBER OF PORTFOLIOS
       AND DATE           TRUST AND     LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH          PORTFOLIOS      SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee      Since 1992       President of Dwight Partners, Inc.                       179
DOB: 3/26/31                                           (corporate relations and communications
                                                       company).
Samuel L. Hayes, III     Trustee      Since 1992       Jacob H. Schiff Professor of Investment                  179
DOB: 2/23/35                                           Banking Emeritus, Harvard University
                                                       Graduate School of
                                                       Business Administration.
Norton H. Reamer         Trustee      Since 1992       President, Unicorn Corporation (an                       179
DOB: 9/21/35                                           investment and financial advisory
                                                       services company) (since September
                                                       2000). Chairman, Hellman, Jordan
                                                       Management Co., Inc. (an investment
                                                       management company) (since November
                                                       2000). Advisory Director, Berkshire
                                                       Capital Corporation (investment banking
                                                       firm) (since June 2002). Formerly,
                                                       Chairman of the Board, United Asset
                                                       Management Corporation (a holding
                                                       company owning institutional investment
                                                       management firms) and Chairman,
                                                       President and Director, UAM Funds
                                                       (mutual funds).
Lynn A. Stout            Trustee      Since 1998       Professor of Law, University of                          173
DOB: 9/14/57                                           California at Los Angeles School of Law
                                                       (since July 2001). Formerly, Professor
                                                       of Law, Georgetown University Law
                                                       Center.
Jack L. Treynor          Trustee      Since 1992       Investment Adviser and Consultant.                       171
DOB: 2/21/30
------------------------------------------------------------------------------------------------------------------------

         NAME,
        ADDRESS
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Donald R. Dwight           Trustee/Director of the Royce Funds
DOB: 3/26/31                          (mutual funds)

Samuel L. Hayes, III       Director of Tiffany & Co. (specialty
DOB: 2/23/35              retailer) and Director of Telect, Inc.
                           (telecommunication services company)

Norton H. Reamer                           None
DOB: 9/21/35

Lynn A. Stout                              None
DOB: 9/14/57

Jack L. Treynor                            None
DOB: 2/21/30
-----------------------

 (1)  Includes both master and feeder funds in a master-feeder structure.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

         NAME,                      POSITION(S)                                  TERM OF
        ADDRESS                       WITH THE                                 OFFICE AND
       AND DATE                      TRUST AND                                  LENGTH OF
       OF BIRTH                      PORTFOLIOS                                  SERVICE
------------------------------------------------------------------------------------------------------------
William H. Ahern         Vice President of Colorado,         Vice President of Colorado and Connecticut
DOB: 7/28/59             Connecticut and Michigan            Portfolios since 1997; of Michigan Portfolio
                         Portfolios                          since 2000
Cynthia J. Clemson       Vice President of Arizona and       Vice President of Arizona Portfolio since 1995;
DOB: 3/2/63              Pennsylvania Portfolios             of Pennsylvania Portfolio since 2000
Thomas J. Fetter         President                           Since 1993
DOB: 8/20/43
Robert B. MacIntosh      Vice President                      Since 1993
DOB: 1/22/57
Alan R. Dynner           Secretary                           Since 1997
DOB: 10/10/40
James L. O'Connor        Treasurer                           Treasurer of the Trust since 1989; of each
DOB: 4/1/45                                                  Portfolio since 1992
------------------------------------------------------------------------------------------------------------

         NAME,
        ADDRESS
       AND DATE                  PRINCIPAL OCCUPATION(S)
       OF BIRTH                   DURING PAST FIVE YEARS
-----------------------
William H. Ahern          Vice President of EVM and BMR. Officer
DOB: 7/28/59              of 35 investment companies managed by
                                       EVM or BMR.
Cynthia J. Clemson        Vice President of EVM and BMR. Officer
DOB: 3/2/63               of 15 investment companies managed by
                                       EVM or BMR.
Thomas J. Fetter          Vice President of EVM and BMR. Officer
DOB: 8/20/43              of 113 investment companies managed by
                                       EVM or BMR.
Robert B. MacIntosh       Vice President of EVM and BMR. Officer
DOB: 1/22/57              of 112 investment companies managed by
                                       EVM or BMR.
Alan R. Dynner             Vice President, Secretary and Chief
DOB: 10/10/40            Legal Officer of BMR, EVM, EVD and EVC.
                           Officer of 179 investment companies
                                  managed by EVM or BMR.
James L. O'Connor          Vice President of BMR, EVM and EVD.
DOB: 4/1/45                Officer of 179 investment companies
                                  managed by EVM or BMR.
-----------------------

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